Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

NOTE 16 – LEASES

As of December 31, 2025 and 2024, the Company had the following lease obligations:

	Discount		December 31,	December 31,
	Rate	Maturity	2025	2024
Current	3.0% - 4.5%	2025-2028	€12,203	€32,367
Non-current	3.0% - 4.5%	2026-2028	10,059	3,958
			€22,261	€36,325

Balance - December 31, 2022	€95,059
Lease liability additions	19,353
Repayment of Lease liability	(60,523)
Interest expense on lease liabilities	2,177
Balance - December 31, 2023	€56,066
Lease liability additions from lease modification	41,944
Repayment of Lease liability	(63,996)
Interest expense on lease liabilities	2,311
Balance - December 31, 2024	€36,325
Lease liability additions	42,644
Cancellation of lease	(11,795)
Repayment of Lease liability	(47,941)
Interest expense on lease liabilities	3,028
Balance – December 31, 2025	€22,261

On September 8, 2020, the Company entered into a vehicle lease agreement under a four-year term and monthly lease payment of €527. The lease expired on September 8, 2024 and was fully paid off.

On June 1, 2022, the Company entered into an office lease agreement under a two-year term extensible for three years upon expiry and monthly lease payment of €3,384 during the first year and €3,492 during the second year. On April 1, 2024, the Company extended the office lease for one additional year starting from June 2024 through May 2025 with a monthly payment of €3,618.

On September 26, 2022, the Company entered into a vehicle lease agreement under a three-year term and monthly lease payment of €420.

On November 15, 2022, the Company entered into a vehicle lease agreement under a three-year term and monthly lease payment of €417. The lease was cancelled on January 1, 2025. During the six months ended June 30, 2025, the Company recognized gain from cancellation of the lease of €137.

On August 17, 2023, the Company entered into a vehicle lease agreement under a three-year term and monthly lease payment of €572.

On February 2, 2024, the Company entered into a vehicle lease agreement under a three-year term and monthly lease payment of €458.

On April 27, 2024, the Company entered into a vehicle lease agreement under a four-year term and monthly lease payment of €619.

The following table summarizes the maturity of our lease liabilities as of December 31, 2025:

For the year ended December 31,
2026	€12,922
2027	7,887
2028	2,476
Total lease payments	23,286
Less: financing cost	(1,025)
Lease liabilities	€22,261

As of December 31, 2025 and 2024, the Company has right-of-use assets as follows:

Balance - December 31, 2022	€94,106
Additions	19,353
Depreciation	(58,524)
Balance - December 31, 2023	€54,935
Additions from lease modification	41,944
Depreciation	(61,568)
Balance - December 31, 2024	€35,311
Additions from lease modification	42,644
Depreciation	(45,162)
Cancellation of lease	(11,349)
Balance – December 31, 2025	€21,444